3. Property and Equipment: Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment, Gross	$ 857,638	$ 930,076
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(535,820)	(419,935)
Property and equipment, net	321,818	510,141
Machinery and Equipment
Property, Plant and Equipment, Gross	38,971	75,982
Mobile Consoles
Property, Plant and Equipment, Gross	798,667	834,094
Furniture and Fixtures
Property, Plant and Equipment, Gross	$ 20,000	$ 20,000